32. RESEARCH AND DEVELOPMENT COSTS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research And Development Costs Details Narrative Abstract
Research and development costs	R$ 53.5	R$ 52.0	R$ 200.2